UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Luxor Capital Group, LP
Address:          767 Fifth Avenue
                  19th Floor
                  New York, New York 10153


Form 13F File Number: 028-11212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Norris Nissim
Title:            General Counsel
Phone:            (212) 763-8000

Signature, Place, and Date of Signing:

/s/ Norris Nissim              New York, New York           November 16, 2009
-----------------              ------------------           -----------------
   [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     20

Form 13F Information Table Value Total:     $314,836 (thousands)


List of Other Included Managers:

         None.


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

                                                       LUXOR CAPITAL GROUP, LP
                                         FORM 13F INFORMATION TABLE FOR QUARTER ENDED 9/30/2009


                                                             VALUE    SHRS OR SH/ CALL/ INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP       (X$1000)   PRN AMT PRN PUT   DISCRETION  MANAGERS Sole     Shared  None
--------------               -------------     ----------- --------   ------- --- ----- ----------  -------- -----    ------  -----
BHP BILLITON PLC             SPONSORED ADR      05545E209  11,032      200,215 SH        SOLE                   200,215
CAPITALSOURCE INC            DBCV 4.000% 7/1    14055XAE2  16,221   19,000,000 PRN       SOLE                19,000,000
CAPLEASE INC                 COM               140288101   19,517    4,843,045 SH        SOLE                 4,843,045
CARDERO RES CORP             COM                14140U105  11,584   10,531,145 SH        SOLE                10,531,145
CENTURY ALUM CO              NOTE 1.750% 8/0    156431AE8   9,894   11,000,000 PRN       SOLE                11,000,000
CHENIERE ENERGY INC          NOTE 2.250% 8/0    16411RAE9     847    2,000,000 PRN       SOLE                 2,000,000
E TRADE FINANCIAL CORP       COM               269246104      342      195,358 SH        SOLE                   195,358
E TRADE FINANCIAL CORP       NOTE 8/3          269246AZ7   27,943   16,615,000 PRN       SOLE                16,615,000
EBIX INC                     COM NEW           278715206   50,334      909,207 SH        SOLE                   909,207
ENDEAVOR INTL CORP INC       NOTE 6.000% 1/1    29257MAB6   6,119    8,075,000 PRN       SOLE                 8,075,000
ENERGY CONVERSION DEVICES IN NOTE 3.000% 6/1    292659AA7  14,581   19,313,000 PRN       SOLE                19,313,000
GLOBE SPECIALTY METALS INC   COM                37954N206  62,430    6,921,237 SH        SOLE                 6,921,237
HEALTH NET INC               COM                42222G108  18,826    1,222,457 SH        SOLE                 1,222,457
ICONIX BRAND GROUP INC       COM               451055107    5,050      405,000 SH        SOLE                   405,000
ISTAR FINL INC               FRNT 10/0          45031UBF7  15,343   30,685,000 PRN       SOLE                30,685,000
MODUSLINK GLOBAL SOLUTIONS I COM                60786L107     727       89,878 SH        SOLE                    89,878
NCI BUILDING SYS INC         NOTE 2.125%11/1    628852AG0   4,480    3,200,000 PRN       SOLE                 3,200,000
PENN VA CORP                 COM               707882106   24,264    1,059,118 SH        SOLE                 1,059,118
RIGEL PHARMACEUTICALS INC    COM NEW           766559603    3,876      472,628 SH        SOLE                   472,628
RTI INTL METALS INC          COM                74973W107  11,426      458,694 SH        SOLE                   458,694
